Document and Entity Information	Feb. 03, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001325670
Document Type	8-K
Document Period End Date	Feb. 03, 2022
Entity Registrant Name	PRIMIS FINANCIAL CORP.
Entity Incorporation State Country Code	VA
Entity File Number	001-33037
Entity Tax Identification Number	20-1417448
Entity Address, Address Line One	6830 Old Dominion Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22101
City Area Code	(703)
Local Phone Number	893-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	COMMON STOCK
Trading Symbol	FRST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false